[letterhead of Columbia Management Advisors, Inc.]

November 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Columbia Funds Trust VI (the "Trust")
         Columbia Growth & Income Fund
         Columbia Small-Cap Value Fund
         Columbia Newport Asia Pacific Fund (collectively, the "Funds") Registration File Nos.: 811-6529 and 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated November 1, 2003 for the Funds do not differ from those contained in Post-Effective Amendment No. 26 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2003 (Accession Number: 0000021847-03-000356).

Sincerely,

COLUMBIA FUNDS TRUST VI



/s/ Russell L. Kane

Russell L. Kane
Assistant Secretary